Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 22, 2016	Sep. 30, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Bank guarantees			$ 240
Advance payments			78
Rental and lease expenses			1,238	$ 1,035	$ 1,027
Participation payments			$ 4,888
Commitments and Contingent liabilities, description			the Company is committed to pay royalties at a rate of 3% of sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR rate. Through December 31, 2021, no royalties have been paid or accrued.
Finder's fee	$ 250
Suit filling expense		$ 250